Divestiture and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Net sales from discontinued operations	1,934	19,412	9,404
Cost of sales from discontinued operations	(791)	(6,196)	(4,516)
Gross profit	1,143	13,216	4,888

Other operating income	-	28	-
Research & development expenses	(121)	(2,801)	(2,047)
Selling & marketing expenses	(142)	(2,826)	(1,795)
General & administrative expenses	(337)	(10,509)	(6,544)

Non-operating income	36	62	7
Non-operating expenses	(103)	(2,676)	(2,772)
Gain / (loss) on debt extinguishment	(1,093)	-	(6,511)
Interest and amortization of debt discount	(41)	(1,056)	(958)
Gain on disposal of a business	31,100	-	-
Total operating and non-operating expenses from discontinued operations	29,299	(19,778)	(20,620)
Income / (loss) from discontinued operations before income tax	30,442	(6,562)	(15,732)

Income tax (expense) / recovery from discontinued operations	42	205	1,108
Income / (loss) on discontinued operations	30,484	(6,357)	(14,624)
Less: Net income on discontinued operations attributable to noncontrolling interests	58	309	82
Net income / (loss) on discontinued operations attributable to WISeKey International Holding AG	30,426	(6,666)	(14,706)

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Net cash provided by (used in) operating activities	783	(6,164)	(6,526)
Net cash provided by (used in) investing activities	-	1,245	(440)
Net cash provided by (used in) financing activities	-	3,678	18,592

Cash inflow from divestiture

USD'000
Net cash inflow from divestiture	40,919
Less:	-
Payment of all accounts payable items and other liability items due for payment on or before December 31, 2018	(6,541)
Debt repayment	(869)
Plus:
Net assets divested	2,331
Net purchase price	35,840